Schedule of Effective Income Tax Rate (Details) - EUDA Health Limited [Member]		6 Months Ended		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Singapore statutory income tax rate		17.00%	17.00%	17.00%	17.00%
Tax rate difference outside Singapore	[1]	0.00%	0.00%	0.10%	0.90%
Taxable income below exemption threshold		2.30%	(0.90%)	(2.40%)	(12.40%)
Change in valuation allowance		(10.20%)	13.70%	29.80%	58.40%
Permanent difference	[2]	(15.50%)	(26.00%)	(39.40%)	(44.60%)
Effective tax rate		(6.40%)	3.80%	5.10%	19.30%

[1]	It is due to tax rate difference of the entities incorporated in Vietnam, Malaysia and British Virgin Islands.
[2]	Permanent difference mainly consisted of income such as offshore investment income and Covid-19 related government grant which is non-taxable under local tax laws.